Share-Based Compensation - Schedule of Estimated Fair Value of Stock Option Granted (Details) - Employees, Directors and Non-employee Directors		12 Months Ended
		Dec. 31, 2024 ¥ / shares	Dec. 31, 2023 ¥ / shares	Dec. 31, 2023 $ / shares ¥ / shares	Dec. 31, 2022 ¥ / shares	Dec. 31, 2022 ¥ / shares $ / shares
Expected volatility, minimum			45.96%	45.96%	47.26%	47.26%
Expected volatility, maximum			46.68%	46.68%	47.52%	47.52%
Risk-free interest rate, minimum (per annum)			3.58%	3.58%	2.41%	2.41%
Risk-free interest rate, maximum (per annum)			3.97%	3.97%	4.07%	4.07%
Exercise multiples | ¥ / shares			¥ 1.5	¥ 1.5	¥ 1.5	¥ 1.5
Expected term (in years)			10 years	10 years	10 years	10 years
Fair value of the underlying shares on the date of grants (US$) | ¥ / shares		¥ 0	¥ 5		¥ 4.8
Minimum
Fair value of the underlying shares on the date of grants (US$) | $ / shares	[1]			¥ 0.42		¥ 0.32
Maximum
Fair value of the underlying shares on the date of grants (US$) | $ / shares	[1]			¥ 1.66		¥ 1.48

[1]	No stock options were granted to employees, directors and non-employee directors in 2024.